INVESTMENTS IN ASSOCIATES AND JOINT VENTURES	12 Months Ended
Dec. 31, 2022
Disclosure of investments in associates and joint ventures [Abstract]
Disclosure of investment in associates and joint ventures [text block]

NOTE 14 – INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

The detail of the investments in associates and joint ventures for the years ended December 31, 2022, and 2021 is as follows:

	December 31, 2022		December 31, 2021
Associates	Ps.	1,419,296	Ps.	1,170,435
Joint ventures		4,047		2,394
Total	Ps.	1,423,343	Ps.	1,172,829

The following table shows the balances of each investment in associates and joint ventures as of December 31, 2022 and 2021, and Grupo Aval’s ownership interest percentage in those entities:

	December 31, 2022			December 31, 2021
	Ownership	Book		Ownership	Book
	interest	value		interest	value
Associates
Gas Natural de Lima y Callao S.A. - Cálidda	40%	Ps.	768,953	40%	Ps.	568,035
Gases del Caribe S.A. E.S.P.	31%		313,968	31%		305,456
Credibanco S.A.	25%		205,604	25%		200,824
Redeban Multicolor S.A.	20%		33,183	20%		22,801
A.C.H Colombia S.A.	34%		32,134	34%		36,427
Aerocali S.A.	50%		30,499	50%		8,852
Colombiana de Extrusión S.A. - Extrucol	30%		12,321	30%		12,966
ADL Digital Lab S.A.S.	34%		8,439	34%		4,014
Servicios de Identidad Digital S.A.S.	33%		7,050	33%		3,989
Energía Eficiente S.A.	33%		4,136	33%		4,307
Metrex S.A.	18%		2,596	18%		2,166
Concentra Inteligencia en Energía S.A.S.	24%		413	24%		598
		Ps.	1,419,296		Ps.	1,170,435

	December 31, 2022			December 31, 2021
	Ownership	Book		Ownership		Book
	interest	value		interest		value
Joint ventures
Renting Automayor S.A.S. (1)	50%		4,047	50%		2,394
		Ps.	4,047		Ps.	2,394
(1)	Joint businesses executed by Grupo Aval’s subsidiaries with specific purposes wherein the joint business assumes no responsibilities for business results, not requiring significant equity resources from Grupo Aval.

All of our associates and joint ventures are domiciled in Colombia, with the exception of Gas Natural de Lima y Callao S.A. – Cálidda which resides in Perú.

The main corporate purpose of Grupo Aval´s associates is described as follows:

	Associate	Corporate purpose
1	Gas Natural de Lima y Callao S.A. - Cálidda	Gas distribution
2	Gases del Caribe S.A. E.S.P.	Gas distribution
3	Credibanco S.A.	Payment processing
4	Redeban Multicolor S.A.	Payment processing
5	A.C.H Colombia S.A.	Automated clearing house
6	Aerocali S.A.	Projects in airport infrastructure
7	Colombiana de Extrusión S.A. - Extrucol	Networks and infrastructure
8	ADL Digital Lab S.A.S.	Tecnology or digital services
9	Servicios de Identidad Digital S.A.S.	Digital services
10	Energía Eficiente S.A.	Gas distribution
11	Metrex S.A.	Manufacturing and commercialization of industrial equipment
12	Concentra Inteligencia en Energía S.A.S.	Gas distribution

As of December 31, 2022, and 2021, Grupo Aval did not have contingent assets as income receivable that arose from any contractual difference with any concession, other than a tariff recognition. There were also no contingent liabilities for fines or sanctions imposed by the Government in the development of concession contracts for possible contractual breaches.

A roll-forward of investments in associates and joint ventures accounts is shown below for the years ended December 31, 2022, 2021 and 2020:

Associates

	December 31,		December 31,		December 31,
	2022		2021		2020
Balance at the beginning of the year	Ps.	1,170,435	Ps.	1,029,243	Ps.	985,497
Acquisitions		7,267		4,539		5,333
Participation in the profit or loss of the period		371,127		298,705		222,825
Participation in Other Comprehensive Income		81,730		(846)		13,059
Dividends declared		(301,895)		(225,844)		(221,076)
Reclassifications		—		—		(57)
Exchange difference		90,632		63,654		23,662
Realization of Other Comprehensive Income		—		1,059		—
Dilution effect		—		(75)		—
Year-end balance (1)	Ps.	1,419,296	Ps.	1,170,435	Ps.	1,029,243

(1) See note 1.1 B) “Sale of BAC Holding”

Joint ventures

	December 31,		December 31,		December 31,
	2022		2021		2020
Balance at the beginning of the year	Ps.	2,394	Ps.	79	Ps.	2,465
Participation in the period profit or loss		1,650		1,512		(2,663)
Dividends received		—		(70)		(51)
Acquisitions		3		—		—
Exchange difference		—		873		328
Year-end balance	Ps.	4,047	Ps.	2,394	Ps.	79

The condensed financial information of the associates and joint ventures accounted for under the equity method is as follows:

Associates

At the time calculating the equity method, the year-end financial information of associates was not available. Therefore, the financial information of the immediately preceding month for the years 2022 and 2021 was used, is presented below.

December 31, 2022

	Assets		Liabilities		Equity		Income		Expenses		Net income LTM
Gas Natural de Lima y Callao S.A. - Cálidda	Ps.	6,733,310	Ps.	4,832,852	Ps.	1,900,458	Ps.	3,459,381	Ps.	3,016,832	Ps.	442,549
Gases del Caribe S.A. E.S.P.		3,608,541		2,547,812		1,060,729		3,049,998		2,678,762		371,236
Credibanco S.A.		416,819		189,622		227,197		283,294		258,230		25,064
Redeban Multicolor S.A.		981,505		817,262		164,243		363,785		331,105		32,680
A.C.H Colombia S.A.		215,653		120,605		95,048		245,030		148,782		96,248
Aerocali S.A.		106,967		45,969		60,998		247,929		188,515		59,414
Colombiana de Extrusión S.A. - Extrucol		100,728		59,658		41,070		160,587		151,815		8,772
ADL Digital Lab S.A.S.		63,442		38,620		24,822		57,360		44,344		13,016
Servicios de Identidad Digital S.A.S.		25,995		4,846		21,149		754		22,101		(21,347)
Energía Eficiente S.A.		106,493		80,168		26,325		271,988		267,999		3,989
Metrex S.A.		54,170		39,743		14,427		79,880		74,959		4,921
Concentra Inteligencia en Energía S.A.S.		1,987		253		1,734		1,138		1,912		(774)
	Ps.	12,415,610	Ps.	8,777,410	Ps.	3,638,200	Ps.	8,221,124	Ps.	7,185,356	Ps.	1,035,768

December 31, 2021

	Assets		Liabilities		Equity		Income		Expenses		Net income LTM
Gas Natural de Lima y Callao S.A. - Cálidda	Ps.	4,958,317	Ps.	3,554,154	Ps.	1,404,163	Ps.	2,754,051	Ps.	2,403,065	Ps.	350,986
Gases del Caribe S.A. E.S.P.		3,361,896		2,359,061		1,002,835		2,477,609		2,110,599		367,010
Credibanco S.A.		357,829		153,552		204,277		251,731		243,861		7,870
Redeban Multicolor S.A.		1,656,658		1,521,056		135,602		306,253		287,864		18,389
A.C.H Colombia S.A.		172,286		77,996		94,290		190,069		117,628		72,441
Aerocali S.A.		56,639		38,936		17,703		158,042		124,348		33,694
Colombiana de Extrusión S.A. - Extrucol		106,137		62,918		43,219		117,736		109,304		8,432
ADL Digital Lab S.A.S.		35,441		23,634		11,807		36,328		30,196		6,132
Servicios de Identidad Digital S.A.S.		15,126		3,159		11,967		118		17,007		(16,889)
Energía Eficiente S.A.		94,128		67,732		26,396		258,315		262,310		(3,995)
Metrex S.A.		35,347		23,312		12,035		45,352		43,179		2,173
Concentra Inteligencia en Energía S.A.S.		2,772		257		2,515		1,547		1,231		316
	Ps.	10,852,576	Ps.	7,885,767	Ps.	2,966,809	Ps.	6,597,151	Ps.	5,750,592	Ps.	846,559

Joint Ventures

At the time calculating the equity method, the year-end financial information of joint ventures was not available. Therefore, the information of the immediately preceding month for the years 2022 and 2021 was used, is presented below.

December 31, 2022

	Assets		Liabilities		Equity		Income		Expenses		Net income LTM
Renting Automayor S.A.	Ps.	104,729	Ps.	96,345	Ps.	8,384	Ps.	8,473	Ps.	5,168	Ps.	3,305
	Ps.	104,729	Ps.	96,345	Ps.	8,384	Ps.	8,473	Ps.	5,168	Ps	3,305

December 31, 2021

	Assets		Liabilities		Equity		Income		Expenses		Net income LTM
Renting Automayor S.A.	Ps.	97,538	Ps.	92,390	Ps.	5,148	Ps.	20,513	Ps.	17,376	Ps.	3,137
	Ps.	97,538	Ps.	92,390	Ps.	5,148	Ps.	20,513	Ps.	17,376	Ps	3,137